INVESTMENTS HELD IN TRUST ACCOUNT	6 Months Ended	7 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Investments, All Other Investments [Abstract]
INVESTMENTS HELD IN TRUST ACCOUNT

NOTE 6 — INVESTMENTS HELD IN TRUST ACCOUNT

As of June 30, 2022, assets held in the Trust Account were comprised of $65,010,733 in money market funds which are invested in U.S. Treasury Securities.

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at June 30, 2022 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	June 30, 2022
Assets:
Trust Account – U.S. Treasury Securities Money Market funds	1	$65,010,735

NOTE 6 — INVESTMENTS HELD IN TRUST ACCOUNT

As of December 31, 2021, assets held in the Trust Account were comprised of $65,000,484 in mutual funds which are invested in U.S. Treasury Securities.

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2021
Assets:
Trust Account – U.S. Treasury Securities Mutual funds	1	$65,000,484